Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	KinderCare Learning Companies, Inc.
Entity Central Index Key	0001873529
Entity Emerging Growth Company	false
Entity File Number	001-42367
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-1653366
Entity Address, Address Line One	5005 Meadows Road
Entity Address, City or Town	Lake Oswego
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97035
City Area Code	(503)
Local Phone Number	872-1300
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KLC
Security Exchange Name	NYSE